Stock Options (Tables)	12 Months Ended
Oct. 31, 2025
Stock Options [Abstract]
Schedule of Changes in Stock Options	The following table summarizes the changes in the Company’s stock options for the years ended October 31, 2025 and October 31, 2024:
	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)
Outstanding, October 31, 2023	140	C$	24,124.80	$17,392.80

Expired	(2)		28,800.0	21,325.60

Outstanding, October 31, 2024	138	C$	24,068.25	$17,295.38

Outstanding, October 31, 2025	138	C$	24,021.25	$17,136.0

Exercisable, October 31, 2025	138	C$	24,021.25	$17,136.0

Schedule of Fair Value of Stock Options

The fair value of stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	Year ended October 31,
	2025	2024

Risk-free interest rate	4.46%	4.22%
Expected life (in years)	3.61	4.61
Expected volatility	112.20-134.44%	125.77-133.62%